Fair Value Measurement (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Assets
-Wealth management products	¥ 11,845	¥ 15,312
Total Assets	11,845	15,312
Fair Value, Inputs, Level 1 [Member]
Assets
-Wealth management products
Total Assets
Fair Value, Inputs, Level 2 [Member]
Assets
-Wealth management products	11,845	15,312
Total Assets	11,845	15,312
Fair Value, Inputs, Level 3 [Member]
Assets
-Wealth management products
Total Assets